Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 218	$ 260
Additions / (Releases)	59	(15)
Write-offs	(31)	(28)
Foreign currency and Other	(14)	1
Allowance for Credit Loss, Ending Balance	$ 233	$ 218